Debt and Senior Secured Convertible Notes - Convertible Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 16, 2014	Sep. 30, 2013	Apr. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Preferred stock Conversion Basis			One-for-one	Preferred shares were convertible to common shares in the ratio of 1 share of common shares for every 11.609 shares of preferred stock.		Preferred shares converted to common stock in the ratio of 1 share of common stock for every 11.609 shares of preferred stock
Stock issued during period, shares	6,125,000	10,000,000
Addition to convertible notes outstanding		$ 5,250		$ 12,320	$ 5,250	$ 3,634
Outstanding amount of convertible notes						12,107
Convertible Series C-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion feature				Upon the closing of this offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock.		Upon the closing of this offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock.
Convertible Notes [Member]
Debt Instrument [Line Items]
Amount of convertible notes offering		2,000	4,525		2,000
Convertible notes, interest rate		6.00%	6.00%	6.00%	6.00%	6.00%
Aggregate gross proceeds from equity financing				10,000		10,000
Convertible notes maturity date				Jun. 30, 2014		Jun. 30, 2014	Jun. 30, 2014
Aggregate principal amount of convertible notes percentage				60.00%		60.00%
Accrued interest expense						$ 331
Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of convertible notes percentage						60.00%
Convertible Notes [Member] | Convertible Series C-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion feature				Upon the closing of the September offering, the shares of the Company's formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock (Series A, B and C-2 preferred stock were not converted into notes).